Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 188,755	¥ 202,291
Other assets	181,746	160,379
Other current liabilities	(1,515)	(1,162)
Other liabilities	(526,299)	(472,378)
Net deferred tax asset (liability)	¥ (157,313)	¥ (110,870)